Related party transaction (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions (Textual)
Interest rate	0.50%
Interest income amounted	$ 74,000	$ 49,000
Beijing Sipaike Customer Management Consulting Co., Ltd. [Member]
Related Party Transactions (Textual)
Advanced amount	1,300,000
Beijing Sipaike Customer Management Consulting Co., Ltd. [Member] | RMB [Member]
Related Party Transactions (Textual)
Advanced amount	$ 8,900,000